Document and Entity Information	Nov. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	U.S. Well Services Holdings, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38025
Entity Tax Identification Number	81-1847117
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	254
Local Phone Number	776-3722
Entity Information, Former Legal or Registered Name	U.S. WELL SERVICES, INC.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001670349
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (0.0001 par value)
Trading Symbol	USWS
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	USWSW
Security Exchange Name	NASDAQ